Interest Expenses and Income - Schedule of Interest Expenses and Income (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Statement Line Items [Line Items]
Interest expense from compounding	€ 245	€ 170	€ 85
Interest expense and the like	2,466	1,614	€ 1,048
Cutanea Purchase Price Liability [Member]
Statement Line Items [Line Items]
Interest expense from compounding
Interest expense and the like	650
Leasing [Member]
Statement Line Items [Line Items]
Interest expense from compounding
Interest expense and the like	124
Other [Member]
Statement Line Items [Line Items]
Interest expense from compounding
Interest expense and the like	53
Convertible Bond 2017/2022 [Member]
Statement Line Items [Line Items]
Interest expense from compounding	32	30
Interest expense and the like	136	156
EIB loan 2017 [Member]
Statement Line Items [Line Items]
Interest expense from compounding	202	140
Interest expense and the like	1,046	1,458
EIB loan 2019 [Member]
Statement Line Items [Line Items]
Interest expense from compounding	11
Interest expense and the like	€ 457